EMPLOYEE BENEFITS - Liabilities for employee benefits (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Gross employee benefits	$ 924,832	$ 908,195
Plan Asset	(17,024)	(18,176)
Net employee benefits	907,808	890,019
Short Term Benefits
Disclosure of defined benefit plans [line items]
Gross employee benefits	385,296	425,523
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Gross employee benefits	380,207	349,587
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Gross employee benefits	$ 159,329	$ 133,085